GOODWILL (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year		¥ 1,892,507,708	¥ 972,531,184
Balance at end of period	$ 7,053,388,635	45,690,440,903	1,892,507,708
Qunar
Changes in the carrying amount of goodwill
Acquisition (Disposal)		42,980,923,491
Balance at end of period		42,980,923,491
Travelfusion
Changes in the carrying amount of goodwill
Acquisition (Disposal)		687,633,024
An offline travel agency in 2014 and measurement period adjustment in 2015
Changes in the carrying amount of goodwill
Acquisition (Disposal)		945,561	330,669,958
Technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015
Changes in the carrying amount of goodwill
Acquisition (Disposal)		(33,564,000)	366,884,722
An online trip package service provider
Changes in the carrying amount of goodwill
Acquisition (Disposal)			207,981,890
Others
Changes in the carrying amount of goodwill
Acquisition (Disposal) of others		¥ 161,995,119	¥ 14,439,954